Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 15, 2023
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios, Inc. 17
Entity Central Index Key	dei_EntityCentralIndexKey	0000929523
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 15, 2023
Document Effective Date	dei_DocumentEffectiveDate	Mar. 15, 2023
Prospectus Date	rr_ProspectusDate	Mar. 15, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A